Stockholders' Equity (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2022	Dec. 31, 2023	Feb. 29, 2024	Dec. 31, 2022
Stockholders' Equity [Line Items]
Share capital (in Dollars)			$ 50,000
Authorized shares			5,000,000,000		5,000,000,000
Par value (in Dollars per share)			$ 0.0001		$ 0.0001
Convertible shares			1
Ordinary shares issued			150,204,348		150,204,348
Share purchased	128,206	76,142
Purchase Price (in Dollars)	$ 1,250,000	$ 750,000
Common Stock [Member]
Stockholders' Equity [Line Items]
Authorized share capital issued			500,000,000
Class A ordinary shares [Member]
Stockholders' Equity [Line Items]
Authorized shares			300,000,000
Par value (in Dollars per share)			$ 0.0001
Voting rights description			one
Class B ordinary shares [Member]
Stockholders' Equity [Line Items]
Authorized shares			200,000,000
Par value (in Dollars per share)			$ 0.0001
Voting rights description			five
Forecast [Member]
Stockholders' Equity [Line Items]
Ordinary shares issued				150,000,000